Long-Term Debt - $25 Million Revolving Credit Facility (Details) - $25 million revolving credit facility $ in Millions	Jun. 28, 2019 USD ($)
Long-Term Debt
Credit facility amount	$ 25
Interest margin percentage	1.80%
Commitment fee percentage	0.50%